Retained Earnings and Dividends Paid	12 Months Ended
Dec. 31, 2025
Retained earnings [abstract]
Retained Earnings and Dividends Paid
31.	Retained Earnings and Dividends Paid

(1)	Details of retained earnings as of December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Legal reserve (*)	￦	1,604,910	1,604,910
Voluntary reserves		—	567,469
Retained earnings before appropriations		18,523,337	26,328,205

Retained earnings	￦	20,128,247	28,500,584

(*)
The KEPCO Act (Article 14) requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in capital or offset against accumulated deficit by the resolution of the shareholders.

(2)	Details of voluntary reserves as of December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Reserve for business expansion		—	567,469

	￦	—	567,469

(3)	Changes in retained earnings for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Beginning balance	￦	16,338,262	20,128,247
Profit for the year attributed to owners of the controlling company		3,491,698	8,544,918
Changes in equity method retained earnings		(6,346)	(5,944)
Remeasurements of defined benefit liability, net of tax		(281,761)	(29,899)
Transfer of revaluation reserve		586,394	—
Dividend paid		—	(136,738)

Ending balance	￦	20,128,247	28,500,584

(4)	Dividends paid for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2024
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	—	—

	2025
In millions of won	Number of shares issued	Number of treasury stocks	Number of shares eligible for dividends		Dividends paid per share	Dividends paid

					(In won)
Common shares	641,964,077	—	641,964,077	￦	213	136,738

(5)	Changes in retained earnings of investments in associates and joint ventures for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025

		In millions of won
Beginning balance	￦	(11,074)	(17,420)
Changes		(6,346)	(5,944)

Ending balance	￦	(17,420)	(23,364)

(6)	Changes in remeasurement components related to defined benefit liability for the years ended December 31, 2024 and 2025 are as follows:

		2024	2025
		In millions of won
Beginning balance	￦	29,229	(95,694)
Changes		(421,327)	(47,266)
Income tax effect		139,566	17,367
Transfer to reserve for business expansion		156,838	133,620
Ending balance	￦	(95,694)	8,027